CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2021
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

26.  CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of the consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividend to the Company for the periods presented. Certain information and note disclosures generally included in the financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The note disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of December 31, 2021, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those which have been separately disclosed in the consolidated financial statements.

26.  CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (continued)

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of	As of
	December 31,	December 31,
	2020	2021
	US$	US$

ASSETS
Current assets:
Cash and cash equivalents	510	126
Cryptocurrency assets	—	17,068
Other current assets	1,291	44,362
Amounts due from intergroup companies	73,242	95,697

Total current assets	75,043	157,253

Non-current assets:
Investment in subsidiaries and VIEs	(9,413)	38,981
Intangible assets, net	—	140

Total non-current assets	(9,413)	39,121

TOTAL ASSETS	65,630	196,374

	As of	As of
	December 31,	December 31,
	2020	2021
	US$	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and welfare payable	129	73
Accrued expenses and other liabilities	1,035	3,531
Amounts due to intergroup companies	2,633	10,993

Total current liabilities	3,797	14,597

TOTAL LIABILITIES	3,797	14,597

Shareholders’ equity:
Class A ordinary shares, par value US$0.00005 per share, 700,000,000 and 1,599,935,000 shares authorized as of December 31, 2020 and December 31, 2021, respectively; 430,127,692 and 710,078,070 shares issued and outstanding as of December 31, 2020 and December 31, 2021, respectively	22	36
Class A preference shares, par value US$0.00005 per share;0 and 65,000 shares authorized as of December 31, 2020 and December 31, 2021; 0 and 65,000 shares issued and outstanding as of December 31, 2020 and December 31, 2021, respectively	—	—
Class B ordinary shares, par value US$0.00005 per share; 300,000,000 and 400,000,000 shares authorized as of December 31, 2020 and December 31, 2021,respectively; 99 shares issued and outstanding as of December 31, 2020 and December 31, 2021	—	—
Additional paid-in capital	412,364	590,567
Treasury shares	(21,604)	(21,604)
Accumulated other comprehensive loss	(4,598)	(2,355)
Accumulated deficit and statutory reserve	(324,351)	(384,867)

Total shareholder’s equity	61,833	181,777

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	65,630	196,374

26.  CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (continued)

Condensed statements of comprehensive loss

	For the years ended December 31,
	2019	2020	2021
	US$	US$	US$

Revenues	—	—	39,414
Operating costs and expenses:
Cost of revenue	—	—	(6,279)
Sales and marketing	(8)	(4)	(244)
General and administrative	(4,270)	(8,347)	(8,047)

Total operating costs and expenses	(4,278)	(8,351)	(14,570)

Net loss on disposal of cryptocurrencies	—	—	(7,381)
Impairment of cryptocurrency assets	—	—	(3,637)

Operating profit (loss)	(4,278)	(8,351)	13,826
Interest income	18	34	9
Interest expense	—	—	(708)
Equity in loss of subsidiaries and VIEs	(90,161)	(24,095)	(73,643)

Loss before income tax	(94,421)	(32,412)	(60,516)

Net loss	(94,421)	(32,412)	(60,516)

Other comprehensive (loss) income
Foreign currency translation (loss) gain	(192)	2,316	1,481
Reclassification into loss of loss from equity method investments	—	—	131
Share of other comprehensive (loss) income from an equity method investee	(578)	(177)	631

Comprehensive loss	(95,191)	(30,273)	(58,273)

Condensed statements of cash flows

	For the years ended December 31,
	2019	2020	2021
	US$	US$	US$

Net cash used in operating activities	(4,266)	(2,606)	(135,484)
Net cash (used in) provided by investing activities	(8,365)	(1,842)	33,227
Net cash provided by financing activities	11,710	4,081	101,873
Net decrease in cash and cash equivalents	(921)	(367)	(384)
Cash and cash equivalents at beginning of the year	1,798	877	510
Cash and cash equivalents at end of the year	877	510	126

26.  CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (continued)

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the parent company used the equity method to account for its investment in its subsidiaries and the former VIEs.

The parent company records its investment in its subsidiaries and the former VIEs under the equity method of accounting as prescribed in ASC 323, “Investments-Equity Method and Joint Ventures”. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and their respective profit or loss as “Equity in profits (losses) of subsidiaries and VIEs” on the condensed statements of comprehensive income (loss). Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIEs is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIEs or is otherwise committed to provide further financial support. If the subsidiary and VIEs subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial information should be read in conjunction with the Group’s consolidated financial statements.